Mineral Property, Plant and Equipment (Schedule of Mineral Property, Plant, and Equipment) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 364,913	$ 321,649
Additions	39,506	38,856
Disposals (Note 5)	(2,789)
Changes to rehabilitation provision (Note 6)	(6,363)	4,467
Amortization	(62)	(59)
Ending Balance	395,205	364,913
NorthMet [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	364,793	321,559
Additions	39,474	38,767
Disposals (Note 5)	(2,789)
Changes to rehabilitation provision (Note 6)	(6,363)	4,467
Amortization
Ending Balance	395,115	364,793
Other Fixed Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	120	90
Additions	32	89
Disposals (Note 5)
Changes to rehabilitation provision (Note 6)
Amortization	(62)	(59)
Ending Balance	$ 90	$ 120